GOING CONCERN (Details Narrative) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital deficit	$ 514,417	$ 1,034,923
Accumulated deficit	$ 586,186	$ 525,881	$ 183,311